PIMCO REALPATH Blend 2065 Fund Expense Example, No Redemption - PIMCO REALPATH Blend 2065 Fund - A	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 608
Expense Example, No Redemption, 3 Years	734
Expense Example, No Redemption, 5 Years	871
Expense Example, No Redemption, 10 Years	$ 1,269